Common stock and non-redeemable convertible preferred stock - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Aug. 05, 2022	Dec. 31, 2020
Common stock and nonredeemable convertible preferred stock [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares, Issued	110,377,357		2,817,498
Common Stock, Shares, Outstanding	110,377,357		2,817,498	110,007,972
Proceeds from issuance of common stock	$ 40,000	$ 0
D-Wave Systems Inc. [Member]
Common stock and nonredeemable convertible preferred stock [Line Items]
Dividends Declared			$ 0		$ 0
Common Stock, Par or Stated Value Per Share			$ 0		$ 0
Common Stock, Shares, Issued			3,166,949		3,061,746
Common Stock, Shares, Outstanding			3,166,949		3,061,746
Preferred Stock, Voting Rights			2/3
Common Stock Convertible Conversion Price			1.75%
ClassB2 Common share [Member] | D-Wave Systems Inc. [Member]
Common stock and nonredeemable convertible preferred stock [Line Items]
Common Stock, Shares, Issued			3,166,948		3,061,745
Common Stock, Shares, Outstanding			3,166,948		3,061,745
Common Stock, Conversion Basis			one-for-one basis
Qualified IPO [Member] | New York Stock Exchange [Member] | D-Wave Systems Inc. [Member]
Common stock and nonredeemable convertible preferred stock [Line Items]
Proceeds from issuance of common stock			$ 40,000
Qualified IPO [Member] | New York Stock Exchange [Member] | ClassB2 Common share [Member] | D-Wave Systems Inc. [Member]
Common stock and nonredeemable convertible preferred stock [Line Items]
Proceeds from issuance of common stock			$ 250,000